INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,778,353	R$ 5,709,964
Additions	452,371	82,492
Acquisition of subsidiaries (Note 1.2.1)	2,851,947
Write-offs	(36)	(3,015)
Amortization	801,843	1,011,088
Exchange rate variation, net	(8,652)
Transfers and others
Closing Balance	7,272,140
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,617,166
Closing Balance	15,453,001
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(7,838,813)
Closing Balance	R$ (8,180,861)
Port concessions
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	3.94%
Opening Balance	R$ 621,842
Closing Balance	R$ 595,936
Supplier agreements
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill
Opening Balance	R$ 11,111
Closing Balance
Port service contracts
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	4.26%
Opening Balance	R$ 491,094
Closing Balance	R$ 469,076
Trademarks and patents (1)
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	4.55%
Opening Balance	R$ 154,846
Closing Balance	R$ 2,957,501
Customer portfolio
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	9.10%
Opening Balance	R$ 3,283,919
Closing Balance	R$ 2,668,209
Software (2)
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	25.45%
Opening Balance	R$ 206,635
Closing Balance	R$ 573,224
Other
Changes in intangible assets other than goodwill [abstract]
Amortisation rate, intangible assets other than goodwill	10.00%
Opening Balance	R$ 8,906
Closing Balance	R$ 8,194